Streaming transactions (Tables)	12 Months Ended
Dec. 31, 2025
Streaming Transactions
Schedule of statement of financial position

	December 31, 2025			December 31, 2024
	Current liabilities	Non-current liabilities	Total	Current liabilities	Non-current liabilities	Total
Gold streaming	81	1,564	1,645	136	1,442	1,578
Cobalt streaming	46	404	450	22	439	461
Total contract liabilities	127	1,968	2,095	158	1,881	2,039

Schedule of effects on the income statement

Year ended December 31,	2025	2024	2023
Cobalt streaming	30	19	14
Gold streaming	185	122	134
Fixed revenue - Contract liabilities realized	215	141	148

Cobalt streaming	11	4	3
Gold streaming	279	102	93
Variable revenue - Additional payments received	290	106	96